PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Depreciation expense	$ 33,862	$ 29,289	$ 64,071	$ 51,902	$ 111,912	$ 53,391